Shareholders' Deficit - Schedule of Preferred Stock (Details) - USD ($)	Sep. 30, 2018	Sep. 18, 2018	Dec. 31, 2017	Dec. 31, 2016	Feb. 22, 2013
Number of Shares Authorized	1,000,000	5,000,000	1,000,000	1,000,000	1,000,000
Number of Shares Outstanding	5,000		5,000	1,000	100,000
Par Value	$ 0.001		$ 0.001	$ 0.001	$ 0.0001
Series AA [Member]
Number of Shares Authorized	1,000,000		1,000,000
Number of Shares Outstanding	5,000		5,000
Par Value	$ 0.0001		$ 0.0001
Liquidation Value
Preferred Stock B [Member]
Number of Shares Authorized	50,000		50,000
Number of Shares Outstanding	1,350
Par Value	$ 0.0001		$ 0.0001
Liquidation Value	$ 100		$ 100
Preferred Stock C [Member]
Number of Shares Authorized	8,000		8,000
Number of Shares Outstanding	1,318		700
Par Value	$ 0.0001		$ 0.0001
Liquidation Value	$ 1,000		$ 1,000
Undesignated [Member]
Number of Shares Authorized	3,942,000		3,942,000
Number of Shares Outstanding
Par Value
Liquidation Value